Financial liabilities - Disclosure of changes in derivative instruments (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			€ 4,786	€ 2,579
Issuance				2,158
Increase in fair value	€ 29,544	€ 699	29,935	1,221
Decrease in fair value	(3,639)	(1,137)	(3,620)	(139)
Repurchases			(4,427)
Exercises			(26,674)
Derivative financial liabilities at end of period	0	5,819	0	5,819
Kreos/Claret BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			1,166	2,579
Issuance				0
Increase in fair value			29,935	544
Decrease in fair value			0	(139)
Repurchases			(4,427)
Exercises			(26,674)
Derivative financial liabilities at end of period	0	2,984	0	2,984
Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			3,620	0
Issuance				2,158
Increase in fair value			0	677
Decrease in fair value			(3,620)	0
Repurchases			0
Exercises			0
Derivative financial liabilities at end of period	€ 0	€ 2,835	€ 0	€ 2,835